REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Schedule of Auditor Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	$ 1.2	$ 0.9	$ 0.5
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.1	0.3
Total audit fees	1.3	1.0	0.8
Non-audit fees
Audit-related services	0.1	0.2	0.1
Tax services	0.0	0.0	0.1
Others	0.1	0.2	0.0
Total non-audit fees	0.2	0.4	0.2
Total	$ 1.5	$ 1.4	$ 1.0